Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Treasury	Additional Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive Income (Loss)	Total Alight, Inc. Equity	Noncontrolling Interest
Balance at Jun. 30, 2021	$ 4,753		$ 4,014	$ (61)		$ 3,953	$ 800
Net loss	(48)			(35)		(35)	(13)
Other comprehensive income, net	9				$ 8	8	1
Warrant redemption	159		159			159
Distribution of equity	(1)		(1)			(1)
Share-based compensation expense	67		67			67
Shares vested, net of shares withheld in lieu of taxes	(11)		(11)			(11)
Balance at Dec. 31, 2021	4,928		4,228	(96)	8	4,140	788
Net loss	(72)			(62)		(62)	(10)
Other comprehensive income, net	100				87	87	13
Conversion of noncontrolling interest	(28)		113			113	(141)
Share-based compensation expense	181		181			181
Shares vested, net of shares withheld in lieu of taxes	(8)		(8)			(8)
Share repurchases	(12)	$ (12)				(12)
Balance at Dec. 31, 2022	$ 5,089	$ (12)	$ 4,514	$ (158)	$ 95	$ 4,439	$ 650